Operating leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter	Total
$254	$193	$139	$104	$74	$239	$1,003